Goodwill (Tables)	12 Months Ended
Apr. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of reconciliation of changes in goodwill

The goodwill was acquired as a result of the acquisitions of U-Protein, IPA Europe and BioStrand. The changes in the value of goodwill during the fiscal years ended April 30, 2025and 2024 are as follows:

(in thousands)	$
Balance, April 30, 2023	19,171
Foreign exchange	(323)
Asset impairment	11,161
Balance, April 30, 2024	7,687
Foreign exchange	543
Balance, April 30, 2025	8,230

Schedule of In Tabular Form Of Allocating Goodwill To Cash Generating Units	For annual impairment testing, goodwill is allocated to the following cash-generating units ("CGU"):

(in thousands)	April 30, 2025 $	April 30, 2024 $
Oss	3,272	3,056
Utrecht	4,958	4,631
	8,230	7,687

Schedule of information for cash-generating units	The recoverable amount, growth rate assumptions and discount rates for each CGU as of April 30, 2025, 2024 are as follows:

	Recoverable amount		Terminal growth rates		Discount rates
(in thousands)	2025 $	2024 $	2025 $	2024 $	2025 $	2024 $
Oss	7,039	6,723	2.0%	2.5%	22.0%	22.0%
Utrecht	11,422	12,737	2.5%	2.5%	19.0%	19.0%
BioStrand	—	14,611	—	2.5%	—	45.0%